Income taxes (Tables)	12 Months Ended
Dec. 31, 2024
Income taxes
Schedule of loss before income taxes

Our loss before income taxes is as follows (in thousands):

	Year Ended December 31,
	2024	2023
United States	$(27,592)	$(12,468)
Foreign	—	(2)
Loss before income taxes	$(27,592)	$(12,470)

Schedule of components of income tax provision

	Year Ended December 31,
	2024	2023
United States	$(27,592)	$(12,468)
Foreign	—	(2)
Loss before income taxes	$(27,592)	$(12,470)

Schedule of reconciliation between income tax computed at the statutory U.S. federal statutory rate and the consolidated effective tax rate
Schedule of deferred tax assets and liabilities

	Year Ended December 31,
	2024	2023

Income taxes at federal statutory rate	21.0%	21.0%
State income tax, net of federal benefit	6.0	3.0
Change in state tax rate	2.5	(1.4)
Change in fair value of warrant liabilities	0.3	5.7
Other	0.6	(0.8)
Valuation allowance	(30.4)	(27.5)
Effective tax rate	—%	—%

The significant components of our deferred tax assets and liabilities are as follows (in thousands):

	As of December 31,
	2024	2023
Gross deferred income tax assets:
Federal and state operating loss carryforwards	$4,959	$2,107
Acquired intangibles	3,000	2,803
Stock-based compensation	458	392
Lease liability	37	49
Capitalized R&D expenses	7,516	2,315
Other	118	34
R&D credit carryforwards	26	26
Total gross deferred income tax assets	16,114	7,726
Valuation allowance - U.S. federal	(16,077)	(7,676)
Gross deferred tax assets, net of valuation allowance	37	50
Gross deferred tax liabilities:
ROU asset	(36)	(49)
Other	(1)	(1)
Gross deferred income tax liabilities	(37)	(50)
Deferred income tax assets, net	$—	$—